Income Taxes - Significant Components of the Company's Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Deferred tax asset, net of allowance	$ 32,563	$ 63,927
ECP Environmental Growth Opportunities Corp
Deferred tax assets
Organization costs	696,819
Net Operating Loss Carryforward	30,505
Total deferred tax asset	727,325
Valuation Allowance	(727,325)
Deferred tax asset, net of allowance	$ 0